New Accounting Policies:	12 Months Ended
Dec. 31, 2021
New Accounting Policies
New Accounting Policies:

Note 2. New Accounting Policies:

Adopted in the year

In January 2020, the FASB issued ASU 2020-01, Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815). This update is intended to clarify certain interactions between Topics which guide the accounting for certain equity securities and investments under the equity method of accounting. These amendments improve current GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. This update was effective for us commencing with the annual period beginning January 1, 2021, including interim periods within the year. The adoption of this standard did not have a significant impact on our financial statements.